Capital Stock and Warrants: Stock Options: Schedule of Share-based Compensation, Stock Options, Activity (Tables)	6 Months Ended
Dec. 31, 2012
Schedule of Share-based Compensation, Stock Options, Activity:
Schedule of Share-based Compensation, Stock Options, Activity

Stock Options Outstanding				Stock Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Number of Options	Weighted Average Exercise Price

$0.75	6,500,000	$0.75	3.52	6,500,000	$0.75
$1.00	450,000	$1.00	4.55	450,000	$1.00